Document and Entity Information	0 Months Ended
Mar. 08, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 08, 2013
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Mar. 08, 2013
Document Effective Date	Mar. 08, 2013
Prospectus Date	Sep. 28, 2012
PNC LARGE CAP VALUE FUND | PNC LARGE CAP VALUE FUND | CLASS I
Risk/Return:
Trading Symbol	PLIVX